As filed with the Securities and Exchange Commission on December 6, 2007

Registration No. 333-146323

811-06564

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 2

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 43

SEPARATE ACCOUNT VA CC

(Name of Registrant)

Peoples Benefit Life Insurance Company Separate Account V

(Former Name of Registrant)

MONUMENTAL LIFE INSURANCE COMPANY

(Name of Depositor)

Peoples Benefit Life Insurance Company

(Former Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 297-8468

Darin D. Smith, Esq.

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland, Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered: Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

___  immediately upon filing pursuant to paragraph (b) of Rule 485

_X_  on December 31, 2007 pursuant to paragraph (b) of Rule 485

___  60 days after filing pursuant to paragraph (a)(1) of Rule 485

___  on _________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

___  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on October 11, 2007. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 42 to Form N-4, File No. 333-146323) are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 5th day of December, 2007.

SEPARATE ACCOUNT VA CC MONUMENTAL LIFE INSURANCE COMPANY Depositor

*
Larry N. Norman Executive Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Henry G. Hagan	Director, Chairman of the Board, President and Chief Executive Officer	_______2007

* Brenda K. Clancy	Director and Executive Vice President And Chief Operating Officer	_______2007

* Larry N. Norman	Director and Executive Vice President, Financial Markets Group	_______2007

* Arthur C. Schneider	Director Senior Vice President and Chief Tax Officer	_______2007

* Marilyn Carp	Director and Executive Vice President – Director of Marketing Service Group	_______2007

* Craig D. Vermie	Director, Assistant Secretary, Senior Vice President and General Counsel	_______2007

* Robert J. Kontz	Director and Vice President	_______2007

* Eric J. Martin	Vice President and Corporate Controller	_______2007

* Darryl D. Button	Director, Chief Financial Officer and Senior Vice President	_______2007

* Ralph L. Arnold	Director, Senior Vice President and Chief Operations Officer	_______2007

/s/ Darin D. Smith * Darin D. Smith	Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith	December 5, 2007